NONCONTROLLING INTERESTS	12 Months Ended
Sep. 30, 2012
NONCONTROLLING INTERESTS [Abstract]
NONCONTROLLING INTERESTS
17.	NONCONTROLLING INTERESTS

Effective October 1, 2009, the Group adopted authoritative guidance regarding noncontrolling interests, which clarifies that a noncontrolling interests in a subsidiary is an ownership interest in the consolidated entity and should be reported as equity on the financial statements. The authoritative guidance requires consolidated net income to be reported at amounts that include the amounts attributable to both the parent and the noncontrolling interests. Furthermore, disclosure of the amounts of consolidated net income attributable to the parent and to the noncontrolling interests is required on the face of the financial statements.

On March 10, 2009, Beijing Champion acquired 60% of the equity interest in start-up training services. On September 30, 2009, Champion Wangge acquired 60% of the equity interest in Gaokao retake business. The Group's noncontrolling interests represented 40% of the equity interest in start-up training service (Zhengbao Yucai) and Gaokao retake business (Champion Xinlixiang), respectively.

On June 1, 2011, the Group obtained 40% equity interest of Zhengbao Yucai through arbitration with no consideration, which was accounted for as equity transaction with no gain or loss recognized. (See note 3)

On October 1, 2010, as Champion Xinlixiang incurred a net loss in year 2010, pursuant to the terms of the original purchase agreement, the selling equity holders transferred their 40% equity interest in Champion Xinlixiang to the Group for no consideration. The acquisition was accounted for as equity transaction with no gain or loss recognized. (See note 3).

	Start-up	Gaokao retake
	training business	business	Total
	US$	US$	US$
Balance as of September 30, 2009	2,026	937	2,963
Net loss for the year	(911)	(33)	(944)
Foreign currency translation adjustments	11	7	18

Balance as of September 30, 2010	1,126	911	2,037

Net loss for the year	(303)	-	(303)
Foreign currency translation adjustments	33	-	33
Acquisition of noncontrolling interest of start-up training business	(856)	-	(856)
Acquisition of noncontrolling interest of Gaokao retake business	-	(911)	(911)

Balance as of September 30, 2011	-	-	-

There was no activity with respect to noncontrolling interests in 2012 .